Deconsolidation of Osisko Development and discontinued operations - Disclosure of summarized balance sheet before inter-company adjustments (Details) - Osisko Development Corp [Member] $ in Thousands	Sep. 30, 2022 CAD ($)
Disclosure of information related to Osisko Development on September 30, 2022, immediately prior to deconsolidation [line items]
Current assets	$ 168,092
Current liabilities	(51,330)
Current net assets	116,762
Non-current assets	902,768
Non-current liabilities	(105,757)
Non-current net assets	797,011
Total net assets	913,773
Accumulated other comprehensive income	(515)
Non-controlling interests	$ (443,295)